UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended:  June 30, 2002

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco August 13, 2002

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:		$59,449

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     2982 59085.000SH       SOLE                59085.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3272 63170.000SH       SOLE                63170.000
CONCORD EFS INC                COM              206197105     4977 165140.000SH      SOLE               165140.000
ENRON CORP                     COM              293561106        4 37520.000SH       SOLE                37520.000
EXXON MOBIL CORP               COM              30231G102      271 6620.000 SH       SOLE                 6620.000
FOREST LABORATORIES INC        COM              345838106     4798 67765.000SH       SOLE                67765.000
HERSHEY FOODS CORP             COM              427866108     4161 66580.000SH       SOLE                66580.000
HEWLETT PACKARD CO             COM              428236103     1631 106758.250SH      SOLE               106758.250
INTEL CORP                     COM              458140100     1943 106364.000SH      SOLE               106364.000
JOHNSON & JOHNSON              COM              478160104     3025 57875.000SH       SOLE                57875.000
LABORATORY CORP OF AMERICA     COM              50540r409     4874 106765.000SH      SOLE               106765.000
MEDTRONIC INC                  COM              585055106     3275 76440.000SH       SOLE                76440.000
MICROSOFT CORP                 COM              594918104     2676 48925.000SH       SOLE                48925.000
NOBLE CORPORATION              COM              G65422100     3479 90125.000SH       SOLE                90125.000
PFIZER, INC                    COM              717081103      215 6145.000 SH       SOLE                 6145.000
PHILLIPS PETROLEUM CO          COM              718507106     2847 48350.000SH       SOLE                48350.000
SUN MICROSYSTEMS INC           COM              866810104      720 143650.000SH      SOLE               143650.000
SUNGARD DATA SYSTEMS           COM              867363103     2970 112165.000SH      SOLE               112165.000
TARGET CORP                    COM              87612E106     3101 81390.000SH       SOLE                81390.000
VALERO ENERGY CORP             COM              91913Y100     5304 141740.000SH      SOLE               141740.000
WELLS FARGO & COMPANY          COM              949746101      472 9435.000 SH       SOLE                 9435.000
WYETH                          COM              983024100     2451 47880.000SH       SOLE                47880.000